Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Derivative Financial Instruments
NOTE 18.	DERIVATIVE FINANCIAL INSTRUMENTS
PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of DFIs, and guide the development of risk mitigation strategies.
This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation. PEMEX has a Financial Risk Working Group (FRWG) which is a specialized working group with decision-making authority on financial risk exposure, financial risk mitigation schemes, and DFIs trading of Petróleos Mexicanos, the subsidiary entities, and where applicable, the subsidiary companies.
Approved DFIs are mainly traded on the OTC (Over the Counter) market; however, exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on CME-Clearport.
The different types of DFIs that PEMEX trades are described below in the subsections corresponding to each risk type and as related to the applicable trading markets.
One of PEMEX’s policies is to contribute to minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between incoming cash flows from operations and outgoing cash flows related to its liabilities.
As part of the regulatory framework for financial risk management, PEMEX has established the eligible counterparties with which it may trade DFIs and other financial instruments.
In addition, certain PMI Subsidiaries have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (“VaR”) computation; and 4) VaR limits, both at a global and business unit level and the implementation of stop loss mechanisms.
Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, there is no need to establish and monitor market risk limits.

For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk metrics and limits (such as VaR, among others).
PEMEX has also established credit guidelines for DFIs that Pemex Industrial Transformation offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs PEMEX trades under the margin requirements of the corresponding exchange market, and therefore does not have internal policies for these DFIs.
DFIs held with financial counterparties do not require collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange.
PEMEX does not have an independent third party to verify compliance with these internal standards; however, PEMEX has internal control procedures that certify compliance with existing policies and guidelines.

A.	Risk Management

I.	Market Risk

i.	Interest rate risk
PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar LIBOR and to Mexican peso TIIE. As of December 31, 2021, 19.2% of PEMEX’s total net debt outstanding (including DFIs) consisted of floating rate debt.
Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps and options. Through the swap agreements, PEMEX acquires the obligation to make payments based on a fixed interest rate in exchange for receiving payments referenced to a floating interest rate. On the other hand, under the option agreements, PEMEX acquires protection against possible raises in the floating interest rates of some of its liabilities.
As of December 31, 2021, Petróleos Mexicanos was a party to four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $733,750 at a weighted average fixed interest rate of 2.34% and a weighted average term of 3.4 years.
Similarly, in order to eliminate the volatility associated with variable interest rates of long-term financing operations, PMI NASA has also executed three interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $9,844, at a weighted average fixed interest rate of 3.80% and a weighted average term of 0.76 years.
Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.
The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.

IBOR reference rates transition
As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars (over-night “O/N”, one week “1W”, two months “2M”, and twelve months “12M”) or the EURIBOR in Euros, are expected to cease to be published in 2022 and are expected to be replaced by alternative reference rates, based on risk-free rates obtained from market operations.
The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars (over-night “O/N”, one month “1M”, three months “3M”, six months “6M” and twelve months.
Therefore, PEMEX has identified and is reviewing contracts expiring after the applicable discontinuation dates, that could be impacted by the change in the aforementioned rates.
PEMEX has a reduced number of financial instruments referenced to floating rates in Euros and U.S. dollars with maturity and interest rate fixation after December 2021 and June 2023, respectively. This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2021 (in thousands of each currency)
Debt	LIBOR 1M USD	3,212,394
	LIBOR 3M USD	510,390
	LIBOR 6M USD	823,658
	EURIBOR 3M EUR	650,000
DFI	LIBOR 1M USD	2,500,000
	LIBOR 3M USD	156,250
	LIBOR 6M USD	243,750

*	Note: Notional amounts with maturity after December 31, 2021, for Euros and after June 30, 2023, for U.S. dollars.
As of December 31, 2021, there was no effect on the debt and on the DFIs contracted to cover the discontinuation of the Euribor reference rate, given that the rate set for the coupons to be paid, in the debt and in DFIs, is the same.
In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2021 (in millions of each currency)
Debt	TIIE 28D MXN	6,114,905
	TIIE 91D MXN	24,756,098
DFI	TIIE 28D MXN	30,513,214
*	Note: Notional amounts with maturity after December 31, 2021.

PEMEX’s portfolio also consists of additional debt instruments and DFIs referenced at fixed rates, which are not listed in the tables above since PEMEX’s fixed rate portfolio will not be impacted by the IBOR transition.
Currently, PEMEX has been in constant communication with its counterparties, in order to carry out this transition in the most efficient way possible. In addition, as a result of the transition, PEMEX is working on any amendments to its contracts that may be required and is monitoring the evolution of the IBORs transition in the market, in order to anticipate any negative impact that these changes may have.
As of the fourth quarter of 2021, derived from the transition to the alternative reference rates based on risk-free rates (RFR), PEMEX has adopted the policy of not entering into new DFIs referenced to IBOR rates. Additionally, some of the discount curves that PEMEX uses to obtain the fair value of its DFIs already include on their construction instruments of the corresponding currency referenced to the new RFR.
As a result of PEMEX’s policy of not contracting new financing operations at floating rates linked to IBOR, during 2021, PEMEX contracted financing operations in USD at floating rates, linked to RFR rates.
The credit agreements of PMI Trading include flexible provisions that help realize an orderly transition to an alternative rate in the event that the LIBOR rates ceased to be published. Currently, PMI Trading’s negotiations to adopt the new benchmark rate have concluded and PMI Trading has agreed to the new benchmark of Secured Overnight Funding Rate (SOFR) once LIBOR ceases to be available.

ii.	Exchange rate risk
Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.
PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. By contrast, PEMEX’s capital expenditure and operating expenses are established in pesos.
As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without the need for hedging instruments, because the impact on PEMEX’s revenues of fluctuations in the exchange rate between the U.S. dollar and the peso is offset in whole or in part by its impact on its obligations.
PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence non-U.S. dollar denominated debt issued in international currencies is hedged through DFIs to mitigate their exchange rate exposure, either by swapping it into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, and for the debt denominated in UDIs, it has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.
As a consequence of the above, PEMEX’s debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed as appropriate.

The underlying currencies of PEMEX’s DFIs are the euro, Swiss franc, Japanese yen and pounds sterling against the U.S. dollar and UDIs against the peso.
As of December 31, 2021, PEMEX did not enter into any DFIs, since no debt in currencies other than U.S. dollars or pesos was issued.
Nonetheless, during 2021 PEMEX carried out the restructure of five cross-currency swaps, two of them with a recouponing clause. These DFIs hedged the exchange rate exposure of a €1,000,000 debt with maturity in 2026, a €100,000 debt with maturity in 2030 and the 10% of a €1,250,000 debt with maturity in 2027. For this restructure PEMEX entered into, without cost, structures which are composed of a cross-currency swap and the sale of a call option, guaranteeing complete protection up to a certain exchange rate and partial protection above that level. These DFIs maintained the original contractual clauses. Once this restructure had been carried out, 25% of the issue with maturity in 2026 remained hedged with two cross-currency swaps.
Additionally, during 2020, PEMEX carried out the restructure of three cross-currency swaps, one of which had a recouponing provision. These DFIs hedged the exchange rate exposure of a €1,250,000 debt with maturity in 2027. For this restructuring, PEMEX entered into, without cost, structures which are composed of a cross-currency swap and the sale of a call option, guaranteeing complete protection up to a certain exchange rate and partial protection above that level. This allowed PEMEX to eliminate the recouponing provision without cost.
During 2019, PEMEX restructured a cross-currency swap which had a recouponing provision. This DFI hedged the exchange rate exposure of a €725,000 debt with maturity in 2025. For this restructure PEMEX entered into, without cost, three options structures called “Seagull Options” to hedge the same notional risk as the original swap. These structures protect the short exposure in euros against an appreciation of the euro versus the U.S. dollar in a specific range and result in a benefit if the euro depreciates up to a certain exchange rate. Additionally, in order to mitigate the exchange rate risk derived from the coupons, PEMEX entered into only coupon swaps for the same notional amount. These allowed PEMEX to eliminate the recouponing provision without cost.
PEMEX recorded a total net foreign exchange (loss) gain of Ps. (45,675,050), Ps. (128,949,304) and Ps. 86,930,388, for the years ended December 31, 2021, 2020 and 2019, respectively; these amounts include the unrealized foreign exchange gain (loss) associated with debt of Ps. (40,751,264), Ps. (122,099,058) and Ps. 75,967,395 for the years ended December 31, 2021, 2020 and 2019, respectively. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. The depreciation of the peso during 2021 caused a total net foreign exchange loss because a significant part of PEMEX’s debt, 87.19% (principal only) as of December 31, 2021, is denominated in foreign currency. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and it improves PEMEX’s ability to meet peso-denominated financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso-denominated debt service costs on a U.S. dollar basis.
Certain of the PMI Subsidiaries face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that financial assets must be denominated in its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one.
Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as from certain related sales costs denominated in domestic currency.
PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.

iii.	Hydrocarbon Price Risk
PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.
PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.
PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.
Additionally, PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, taking into consideration their operative and budgetary feasibility.
In 2017, the Board of Directors of Petróleos Mexicanos approved the establishment of an Annual Oil Hedging Program. Since then, PEMEX has implemented hedging strategies to partially protect its cash flows from falls in the Mexican crude oil basket price below the one established in the Federal Revenue Law.
During 2019, PEMEX entered into a crude oil hedge for fiscal year 2020, pursuant to which PEMEX hedged 243 thousand barrels per day for the period between December 2019 and December 2020, for U.S. $178,268.
Afterwards, during 2020 PEMEX entered into a crude oil hedge for the first half of fiscal year 2021, pursuant to which PEMEX hedged 332.5 thousand barrels per day for the period between December 2020 and June 2021, for U.S. $119,920.
During the first half of 2021 PEMEX entered into a crude oil hedge for the second half of fiscal year 2021, pursuant to which PEMEX hedged 218 thousand barrels per day on average, for the period between July 2021 and December 2021, for U.S. $39,401.
Finally, during the second half of 2021 PEMEX began with the crude oil hedge for the fiscal year 2022. As of December 31, 2021, PEMEX had hedged 155 thousand barrels per day for the period between January 2022 and December 2022, for U.S. $95,215, which represents 53% of the crude oil hedge for the fiscal year 2022.
In addition to supplying natural gas, Pemex Industrial Transformation can offer DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices.
Since 2017, when this service is offered, Pemex Industrial Transformation must enter into DFIs with Petróleos Mexicanos under the opposite position to those DFIs offered to its customers in order to mitigate the market risk it would bear under such offered DFIs. Petróleos Mexicanos then transfers the related price risk derived from the DFI position held with Pemex Industrial Transformation to financial counterparties by entering into the opposite position DFIs with such parties. As of December 31, 2021, there were no DFIs since all the DFIs in its portfolios expired in 2019. In case of entering into new trades, Pemex Industrial Transformation DFI portfolios have VaR and CaR limits in order to limit market risk exposure.
PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.

iv.	Market risk quantification
The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.
Interest rate risk quantification
The quantification of interest rate risk of investment portfolios is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.
As of December 31, 2021, the VaRs of PEMEX’s investment portfolios were Ps. (7.21) for the Peso Treasury Portfolio, Ps. 0.00 for FOLAPE, and U.S. $0.00 for the U.S. Dollar Treasury Portfolio.
Additionally, PEMEX has a portfolio of Mexican Government bonds. It is considered that these securities are not exposed to market risk, unlike the investment portfolios’ securities. Therefore, there is no need to calculate a VaR.
In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to make payments referenced to floating rates, PEMEX’s DFIs are exposed to Mark-to-Market (“MtM”) volatility as a result of changes in the interest rate curves used in their valuation.
Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.
For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.

INTEREST RATE and CURRENCY DFIs
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves				PEMEX Curves
	Sensitivity		Sensitivity	Sensitivity	Sensitivity
Currency	debt		DFIs	net	debt
CHF	U.S. $	813	(791)	22	774
Euro		51,546	(44,080)	7,466	40,694
Pound Sterling		2,704	(2,623)	81	2,425
Yen		3,830	(1,612)	2,218	3,319
Peso		20,545	521	21,066	19,391
UDI		10,874	(10,874)	0	9,096
U.S. dollar		1,189,157	176,157	1,365,314	418,921
			In thousand of U.S. dollars Figures not audited
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2021, 2020 and 2019, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.
At December 31, 2021, 2020 and 2019, had market interest rates been 25 basis points higher, with all other variables remaining constant, net loss for the year would have been Ps. 895,382, Ps. 606,839 and Ps. 644,506 higher for December 31, 2021, 2020 and 2019, respectively, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, net loss for the year would have been Ps. 895,382, Ps. 606,839 and Ps. 644,506 lower at December 31, 2021, 2020 and 2019, respectively, primarily as a result of a decrease in interest expense.
Exchange rate risk quantification
The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.
Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to MtM volatility, mainly as a result of changes in the exchange rates used in their valuation.
Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.
For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into DFIs as an exchange rate risk mitigation strategy. These DFIs along with the debt that they hedge are shown in the following table:
INTEREST RATE and CURRENCY DFIs
Exchange rate sensitivity +1% and VaR 95%

Interbank Yield Curves	PEMEX Curves
Sensitivity	Sensitivity	Sensitivity	VaR 95%	Sensitivity
Currency	Debt	DFIs	Net	Net	Debt
CHF	U.S. $	(4,194)	4,190	(4)	(3)	(4,034)
Euro	(153,040)	114,808	(38,232)	(19,345)	(134,172)
Pound Sterling	(11,838)	11,824	(14)	(9)	(11,175)
Yen	(10,030)	2,649	(7,382)	(3,654)	(8,966)
Peso	(140,177)	(16,013)	(156,190)	(165,454)	(136,646)
UDI	(19,183)	19,183	(0)	(0)	(17,144)
In thousand of U.S. dollars Figures not audited
As shown in the table above, exchange rate risk derived from debt denominated in currencies other than pesos and U.S. dollars is almost fully hedged by DFIs. The exchange rate risk exposure to the Swiss franc, euro, pound sterling and Japanese yen is a result of the delta of the structures described above (Seagull Options and Calls), and considering the current exchange rate levels, represents a lower funding cost than the hedging strategies carried out through swaps.
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2021, 2020 and 2019, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.
At December 31, 2021, 2020 and 2019, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, net income would have been Ps. 172,056,924, Ps. 168,334,391 and Ps. 180,408,000 lower, respectively, primarily as a result of an increase in the exchange rate losses. However, had the peso appreciated against the U.S. dollar by 10%, net income for the period would have increased by Ps. 172,056,924, Ps. 168,334,391 and Ps. 180,408,000, respectively, primarily as a result of the decrease in exchange rate losses.
Hydrocarbon price risk quantification
Pemex Industrial Transformation occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2021, Pemex Industrial Transformation’s natural gas DFI portfolios had no market risk exposure since all the DFIs in its portfolios expired in 2019.

Open market risk exposure would be measured using the 20-day Delta-Gamma VaR methodology, with a confidence level of 95%, based on 500 daily observations; VaR and CaR would be monitored and mitigated by pre-established limits.
It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.
PMI Trading’s global VaR associated with commodities market risk was U.S. $(4,616) as of December 31, 2021. This VaR was calculated using the historical method with a 95% confidence level, two-year history and a one-day horizon. The minimum VaR recorded on the year was U.S. $(2,545) (registered on September 1, 2021) and the maximum VaR recorded on the year was U.S. $(31,184) (registered on March 11, 2021). As of December 31, 2020, the global VaR 99% was U.S. $(17,102).
The quantification of crude oil price risk is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2021, this was U.S.

$ (7,059).

II.	Credit Risk
When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of BBB-. These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.
In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.
Moreover, PEMEX has entered into various long-term cross-currency swaps agreements with “recouponing” provisions (pursuant to which the payments on the swaps are adjusted when the MtM exceeds the relevant threshold specified in the swap), thereby limiting the exposure to its counterparties to a specific threshold amount, as well as the counterparties’ exposure to PEMEX. The specified thresholds were reached in one cross-currency swap during 2021, which was used to hedge the exchange rate exposure to the pounds sterling, and in five cross-currency swaps during 2020, which were used to hedge the exchange rate exposure to the euro and to the pounds sterling.
This resulted in the cash settlement of such swaps and the resetting of swap terms to return their MtM value to zero. During 2021, PEMEX did not enter into any new cross-currency swap with these characteristics.
According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	U.S. $	(50,286)	365,386	301,560	263,319	130,333	—	—
A		(32,117)	126,649	193,630	55,216	66,688	—	—
A-		(81,618)	296,778	211,254	102,940	130,962	—	—
BBB+		108,122	477,202	545,991	603,062	358,306	122,984	162,275
BBB		59,253	403,553	642,187	721,421	442,023	263,718	298,349
BBB-		(66,883)	69,715	147,830	124,427	161,519	—	—
					in thousand of U.S. dollars Figures not audited
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	—	—	—	263,319	130,333	—	—
A	—	—	—	55,216	66,688	—	—
A-	—	44,932	83,274	102,940	130,962	—	—
BBB+	—	73,899	54,272	511,591	358,306	122,984	162,275
BBB	—	—	23,756	629,949	442,023	263,718	298,349
BBB-	—	69,715	147,830	124,427	161,519	—	—
				in thousand of U.S. dollars Figures not audited
PEMEX also faces credit risk derived from its investments. As of December 31, 2021, the position in domestic currency was in Mexican Government bonds in pesos. Given the current credit rating, the default probability in this currency is zero according to the default’s frequency matrices from rating agencies, therefore no quantification or disclosure of this exposure is made.
Furthermore, by means of its credit guidelines for DFI operations, Pemex Industrial Transformation significantly reduces its credit risk exposure related to the DFIs.
In order to qualify for these DFIs, Pemex Industrial Transformation’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.
Additionally, according to the credit guidelines, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. The credit guidelines indicate that Pemex Industrial Transformation may offer DFIs with an exemption from collateral requirements up to a certain amount, through a credit line approved by the credit committee, based on an internal financial and credit assessment. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral.
In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client would be terminated, rights to any available collateral would be exercised and, if the collateral were insufficient to cover the fair value, or in the absence of collateral, natural gas supply would be suspended until the payment is made.

As of December 31, 2021, Pemex Industrial Transformation had no DFIs since all the DFIs of its portfolios expired in 2019. As such, once the total settlement of the operations was carried out, the exempt credit lines expired, and the guarantees deposited by the clients were entirely returned.
PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through CME-Clearport.

III.	Liquidity Risk
PEMEX’s main internal source of liquidity comes from its operations. Additionally, through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations, such as those related to DFIs.
In addition, as of December 31, 2021, Petróleos Mexicanos has acquired committed revolving credit lines in order to mitigate liquidity risk, two of which provide access to Ps. 28,000,000 and Ps. 9,000,000 with expiration dates in November 2022 and November 2023, respectively; and another that provides access to U.S. $5,500,000 with expiration date in June 2024. As of December 31, 2021, these credit lines are fully used (see Note 16).
During 2021, PEMEX entered into FX Forwards MXN/USD in order to preserve an adequate level of liquidity in U.S. dollars. As of December 31, 2021, the aggregate notional amount of these DFIs was U.S. $600,000.
Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.
Certain PMI Subsidiaries mitigate their liquidity risk through several mechanisms, the most important of which is its centralized treasury, which provides access to two syndicated credit facilities for up to U.S. $664,000 and U.S. $1,500,000, respectively (the latter was transferred from Petróleos Mexicanos to PMI during December 2020) and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI Subsidiaries have access to bilateral credit lines from financial institutions for up to U.S. $180,000.
These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring certain financial ratios as set forth in the policies approved by each company’s board of directors.
The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2021, and 2020. It should be noted that:

•	For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.

•
For interest rate swaps, interest rate options, cross-currency swaps and currency options, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.

•	Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.

•	For crude oil, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2021
(1)(2)

	Year of expected maturity date
	2022		2023		2024		2025		2026		2027 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	37,913,852	Ps.	50,307,730	Ps.	23,079,032	Ps.	36,124,005	Ps.	78,925,073	Ps.	1,032,384,964	Ps.	1,258,734,656	Ps	1,294,291,227
Average interest rate (%)		—		—		—		—		—		—		6.48%
Fixed rate (Japanese yen)		—		5,367,000		—		—		14,296,527		—		19,663,527		18,454,292
Average interest rate (%)		—		—		—		—		—		—		1.35%
Fixed rate (pounds sterling)		9,753,906		—		—		12,508,863		—		—		22,262,769		23,002,138
Average interest rate (%)		—		—		—		—		—		—		5.72%
Fixed rate (pesos)		85,401,120		—		57,280,273		—		31,048,584		—		173,729,977		171,407,986
Average interest rate (%)		—		—		—		—		—		—		7.89%
Fixed rate (UDIs)		—		—		—		—		22,428,519		13,026,170		35,454,688		35,287,367
Average interest rate (%)		—		—		—		—		—		—		4.09%
Fixed rate (euros)		37,384,961		32,746,388		29,205,234		38,593,629		23,400,183		89,686,575		251,016,970		260,931,866
Average interest rate (%)		—		—		—		—		—		—		3.98%
Fixed rate (Swiss francs)		—		8,240,281		—		—		—		—		8,240,281		8,302,575
Average interest rate (%)		—		—		—		—		—		—		1.75%
Fixed rate (Australian dollars)		—		—		—		—		—		—		—		—
Average interest rate (%)		—		—		—		—		—		—		—

Total fixed rate debt		170,453,838		96,661,399		109,564,539		87,226,497		170,098,886		1,135,097,709		1,769,102,868		1,811,677,451

Variable rate (U.S. dollars)		200,020,654		34,147,302		61,710,357		6,949,574		3,382,861		12,306,214		318,516,962		274,925,000
Variable rate (Japanese yen)		—		—		—		—		—		—		—		—
Variable rate (euros)		—		15,214,474		—		—		—		—		15,214,474		15,241,361
Variable rate (pesos)		84,470,650		7,029,082		10,790,839		6,907,513		206,075		118,960		109,523,119		109,857,819

Total variable rate debt		284,491,304		56,390,858		72,501,196		13,857,087		3,588,936		12,425,174		443,254,555		400,024,180

Total debt	Ps.	454,945,142	Ps.	153,052,257	Ps.	182,065,735	Ps.	101,083,584	Ps.	173,687,822	Ps.	1,147,522,883	Ps.	2,212,357,423	Ps.	2,211,701,630

Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2021, of: Ps. 20.5835 = U.S. $1.00; Ps. 0.1789 = 1.00 Japanese yen; Ps. 27.8834 = 1.00 pound sterling; Ps. 7.108233 = 1.00 UDI; Ps. 23.4086 = 1.00 euro; and Ps. 22.5924 = 1.00 Swiss franc.

(2)	Does not include accrued interest.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2020
(1)
(2)

	Year of expected maturity date
	2021		2022		2023		2024		2025		2026 Thereafter		Total Carrying Value		Fair Value
Liabilities

Outstanding debt

Fixed rate (U.S. dollars)	Ps.	47,898,708	Ps.	32,956,060	Ps.	48,471,704	Ps.	25,996,376	Ps.	49,333,976	Ps.	1,116,179,110	Ps.	1,320,835,934	Ps.	1,347,156,276
Average interest rate (%)														6.37%
Fixed rate (Japanese yen)		—		—		5,799,000		—		—		15,444,790		21,243,790		18,797,463
Average interest rate (%)														1.35%
Fixed rate (pounds sterling)		—		9,537,663		—		—		12,204,125		—		21,741,788		23,010,709
Average interest rate (%)														5.72%
Fixed rate (pesos)		115,284,491		1,999,401		—		57,433,886		—		31,029,696		205,747,474		199,047,983
Average interest rate (%)														7.91%
Fixed rate (UDIs)		4,314,460		—		—		—		—		33,031,555		37,346,014		30,673,537
Average interest rate (%)														4.03%
Fixed rate (euros)		42,716,224		38,987,905		34,137,539		30,418,586		40,230,700		117,736,691		304,227,645		315,417,306
Average interest rate (%)														3.77%
Fixed rate (Swiss francs)		3,385,165		—		8,228,615		—		—		—		11,613,780		11,650,958
Average interest rate (%)														1.93%
Total fixed rate debt		213,599,047		83,481,030		96,636,858		113,848,848		101,768,801		1,313,421,841		1,922,756,425		1,945,754,232

Variable rate (U.S. dollars)		122,317,252		25,979,932		11,649,479		56,443,974		5,602,565		9,506,180		231,499,382		228,630,238
Variable rate (Japanese yen)														—		—
Variable rate (euros)		—		—		15,842,049		—		—		—		15,842,049		15,375,645
Variable rate (pesos)		12,524,115		8,471,904		7,026,631		10,768,263		6,856,660		325,035		45,972,609		42,934,001

Total variable rate debt		134,841,368		34,451,836		34,518,160		67,212,237		12,459,225		9,831,215		293,314,040		286,939,885

Total debt	Ps.	348,440,415	Ps.	117,932,866	Ps.	131,155,018	Ps.	181,061,085	Ps.	114,228,026	Ps.	1,323,253,056	Ps.	2,216,070,465	Ps.	2,232,694,117

Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2020, of: Ps. 19.9487 = U.S. $1.00;

Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579 = 1.00 pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and

Ps. 22.5720 = 1.00 Swiss franc.

(2)	Does not include accrued interest.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2021
(1) (2)

	Year of expected maturity date
	2022	2023	2024		2025		2026	2027 Thereafter	Total Carrying Value	Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps. 4,754,104	Ps. 4,608,186	Ps.	3,422,007	Ps.	2,521,479	—	—	Ps. 15,305,775	Ps. (263,340)
Average pay rate	2.43%	2.37%		2.35%		2.31%	0.00%	0.00%	N.A.	N.A.
Average receive rate	0.86%	1.65%		2.12%		2.26%	0.00%	0.00%	N.A.	N.A.

Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	—	—		51,458,750		—	—	—	51,458,750	(323,852)

Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	36,728,355	48,031,582		27,410,532		40,585,768	23,338,421	87,687,261	263,781,921	(4,217,800)
Receive Japanese yen/Pay U.S. dollars	—	4,967,860		—		—	—	—	4,967,860	70,651
Receive pounds sterling/Pay U.S. dollars	10,327,298	—		—		12,178,434	—	—	22,505,731	(94,957)
Receive UDI/Pay pesos	—	—		—		3,063,181	17,076,001	10,374,031	30,513,214	6,159,382
Receive Swiss francs/Pay U.S. dollars	—	7,512,978		—		—	—	—	7,512,978	524,471

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—		—		—	14,308,629	—	14,308,629	(206,526)
Buy Call, Sell Call and Sell Put on euros	—	—		29,253,527		16,967,046	—	29,253,527	75,474,101	(1,398,532)
Sell Call on pounds sterling	—	—		—		12,534,024	—	—	12,534,024	(27,896)
Sell Call on Swiss francs	—	8,229,792		—		—	—	—	8,229,792	(12,202)
Sell Call on Euros	14,041,693	15,211,834		—		15,211,834	17,552,116	60,847,337	122,864,815	(917,025)

FX Forwards
Receive U.S. dollars / Pay pesos	12,340,413	—		—		—	—	—	12,340,413	3,575

N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2021, of: Ps. 20.5835= U.S. $1.00 and Ps. 23.4086 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2020
(1)(2)

	Year of expected maturity date
	2021		2022		2023		2024		2025		2026 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments

Interest Rate DFI (2)(4)

Interest Rate Swaps (U.S. dollars)

Variable to fixed	Ps.	4,724,765	Ps.	4,607,486	Ps.	4,466,068	Ps.	3,316,471	Ps.	2,443,716	Ps.	—	Ps.	19,558,505	Ps.	(712,107)
Average pay rate		3.22%		3.25%		3.37%		3.68%		4.13%		0.00%		N.A.		N.A.
Average receive rate		0.90%		0.91%		1.12%		1.67%		2.38%		0.00%		N.A.		N.A.

Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M		—		—		—		49,871,750		—		—		49,871,750		(1,331,188)

Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars		37,204,824		35,595,644		46,550,277		26,565,185		39,334,093		107,601,624		292,851,648		9,939,110
Receive Japanese yen/Pay U.S. dollars		—		—		4,814,650		—		—		—		4,814,650		505,772
Receive pounds sterling/Pay U.S. dollars		—		9,781,187		—		—		11,802,848		—		21,584,035		839,037
Receive UDI/Pay pesos		3,000,000		—		—		—		3,063,181		27,450,032		33,513,214		6,834,051
Receive Swiss francs/Pay U.S. dollars		3,018,890		—		7,281,276		—		—		—		10,300,166		913,809

Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		15,456,770		15,456,770		14,918
Buy Call, Sell Call and Sell Put on euros		42,647,378		—		—		30,462,413		17,668,200		30,462,413		121,240,404		3,167,805
Sell Call on pounds sterling		—		—		—		—		12,271,443		—		12,271,443		(85,994)
Sell Call on Swiss francs		—		—		8,225,571		—		—		—		8,225,571		(70,196)
Sell Call on Euros		—		14,621,958		15,840,455		—		15,840,455		57,878,585		104,181,452		(2,118,100)

N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2020, of: Ps. 19.9487= U.S. $1.00 and Ps. 24.4052 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2021, and 2020, (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2021
(1)

			Year of expected maturity date
	Total Carrying Value		2022	2023	2024	2025		2026		2027 Thereafter		Total
Financial Liabilities

Suppliers		264,056,358	264,056,358	—	—		—		—		—	264,056,358
Accounts and accrued expenses Payable		32,015,808	32,015,808				—		—		—	32,015,808
Leases		59,351,648	12,605,808	9,419,274	8,532,225		7,607,774		6,623,833		48,274,654	93,063,568
Debt		2,249,695,894	476,595,081	345,041,866	278,703,016		188,640,855		254,935,624		2,114,074,975	3,657,991,417

Total	Ps.	2,605,119,708	785,273,055	354,461,140	287,235,241	Ps.	196,248,629	Ps.	261,559,457	Ps.	2,162,349,629	4,047,127,151
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2021, of: Ps. 20.5835 = U.S. $1.00;

Ps. 0.1789 = 1.00 Japanese yen; Ps. 27.8834 = 1.00 pound sterling; Ps. 7.108233 = 1.00 UDI; Ps. 23.4086 = 1.00 euro; and

Ps. 22.5924 = 1.00 Swiss franc.

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2020
(1)

			Year of expected maturity date
	Total Carrying Value		2021		2022		2023		2024		2025		2026 Thereafter		Total
Financial Liabilities

Suppliers		281,978,041		281,978,041		—		—		—		—		—		281,978,041
Accounts and accrued expenses Payable		30,709,497		30,709,497		—		—		—		—		—		30,709,497
Leases		63,184,128		12,899,935		8,695,992		8,660,013		8,151,473		7,392,278		54,962,972		100,762,663
Debt		2,258,727,317		386,573,778		230,702,075		322,593,741		277,735,672		203,016,590		2,243,851,381		3,664,473,237

Total	Ps.	2,634,598,983	Ps.	712,161,251	Ps.	239,398,067	Ps.	331,253,754	Ps.	285,887,145	Ps.	210,408,868	Ps.	2,298,814,353	Ps.	4,077,923,438
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates on December 31, 2020, of: Ps. 19.9487 = U.S. $1.00;

Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579 = 1.00 Pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and

Ps. 22.5720 = 1.00 Swiss franc.

B.	Fair value of derivative financial instruments
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products).
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black and Scholes model, and for crude oil options, through the Levy model for Asian options.
According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
Given that PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of variations in the underlying assets or reference variables since, through time, asset flows are offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.
PEMEX’s assumptions and inputs considered in the calculation of the fair value of its DFIs fall under Level 2 of the fair value hierarchy for market participant assumptions.
Embedded derivatives
In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of December 31, 2021 and 2020, PEMEX did not recognize any embedded derivatives (foreign currency or index).
Accounting treatment
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.

As of December 31, 2021 and 2020, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. (1,162,119) and Ps. 16,629,978, respectively. As of December 31, 2021, and 2020, PEMEX did not have any DFIs designated as hedges.
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2021 and 2020. It should be noted that:

•	DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V . (“PIP”), among others.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

		December 31, 2021		December 31, 2020
		Notional	Fair	Notional	Fair
DFI	POSITION	Amount	Value	Amount	Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	7,075,578	(137,382)	9,350,953	(330,814)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	8,027,565	(123,206)	9,724,991	(370,094)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	30,513,214	6,159,382	33,513,214	6,834,051
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,967,860	70,651	4,814,650	505,772
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,763,653	(471,040)	15,277,498	761,958
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	248,018,268	(3,746,760)	277,574,150	9,177,151
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	10,327,298	(14,455)	9,781,187	712,072
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	12,178,434	(80,503)	11,802,848	126,965
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	7,512,978	524,471	10,300,166	913,809
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	51,458,750	(323,852)	49,871,750	(1,331,188)
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	14,308,629	(206,526)	15,456,770	14,918
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	75,474,101	(1,398,532)	121,240,404	3,167,805
Currency Options	PEMEX Sell Call on Pound sterling	12,534,024	(27,896)	12,271,443	(85,994)
Currency Options	PEMEX Sell Call on CHF	8,229,792	(12,202)	8,225,571	(70,196)
Currency Options	PEMEX Sell Call on euro	122,864,815	(917,025)	104,181,452	(2,118,100)
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	12,340,413	3,575	—	—
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	202,632	(2,752)	482,561	(11,199)
Subtotal			(704,052)		17,896,918

		December 31, 2021		December 31, 2020
DFI		Volume (MMb)	Fair Value	Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	54.10	(458,068)	55.20	(1,266,940)

			(1,162,119)		16,629,978

		December 31, 2021			December 31, 2020
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(0.61)	Ps.	(4,677)	0.64	Ps.	(32,340)
Petroleum Products Swaps	Exchange traded	(2.31)	Ps.	(28,389)	(1.48)	Ps.	(95,572)
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

The exchange rate for U.S. dollars as of December 31, 2021 and 2020 was Ps. 20.5835 and Ps. 19.9478 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2021 and 2020 was Ps. 23.4086 and Ps. 24.4052 per euro, respectively.
For the years ended December 31, 2021, 2020 and 2019, PEMEX recognized a net (loss) gain of Ps. (25,224,243), Ps. 17,096,141 and Ps. (23,263,923), respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.

The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2021 and 2020:

	Derivatives assets Fair value
	December 31, 2021		December 31, 2020
Derivatives not designated as hedging instruments
Forwards	Ps.	22,896	Ps.	—
Currency options		164,218		3,184,942
Natural gas options		—		—
Cross-currency swaps		12,286,853		22,763,051

Total derivatives not designated as hedging instruments		12,473,967		25,947,993

Total assets	Ps.	12,473,967	Ps.	25,947,993

	Derivatives liabilities Fair value
	December 31, 2021		December 31, 2020
Derivatives not designated as hedging instruments
Forwards	Ps.	(19,321)	Ps.	—
Crude oil options		(458,068)		(1,266,940)
Currency options		(1,769,276)		(2,219)
Interest rate options		(323,852)		(1,331,187)
Cross-currency swaps		(10,802,229)		(6,005,562)
Interest rate swaps		(263,340)		(712,107)

Total derivatives not designated as hedging instruments		(13,636,086)		(9,318,015)

Total liabilities	Ps.	(13,636,086)	Ps.	(9,318,015)

Net total	Ps.	(1,162,119)	Ps.	16,629,978

The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2021, 2020 and 2019, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2021		December 31, 2020		December 31, 2019
Forwards	Ps.	255,045	Ps.	—	Ps.	—
Futures		(1,478,143)		(1,612,650)		(1,460,990)
Crude oil options		(2,373,131)		4,996,014		(2,762,358)
Currency options		(4,791,503)		2,698,748		(2,447,050)
Natural gas options		—		—		49
Interest rate options		522,241		(1,802,514)		—
Cross-currency swaps		(17,344,621)		13,770,849		(16,019,238)
Crude oil futures swaps		(146,350)		(176,341)		—
Natural gas swaps		—		—		2
Interest rate swaps		132,219		(777,965)		(574,338)

Total	Ps.	(25,224,243)	Ps.	17,096,141	Ps.	(23,263,923)

•	DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V . (“PIP”), among others.

•
For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as CME-NYMEX, Platts and Argus, among others.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve in the original currency, or through other standard methodologies commonly used in financial markets for specific instruments.

•	For all instruments, the tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.